Risks (Tables)	12 Months Ended
Dec. 31, 2025
Risks
Schedule of liquidity risk

	Less than 1			More than 5
in 000€	year	2 to 3 years	4-5 years	years	Total
At December 31, 2025
Loans & borrowings	9,393	10,603	25,657	18,944	64,597
Lease liabilities	2,821	2,825	419	24	6,089
Trade payables	20,125	—	—	—	20,125
Other liabilities	232	—	—	—	232
Total	32,571	13,428	26,076	18,968	91,043

	Less than 1			More than 5
	year	2 to 3 years	4-5 years	years	Total
At December 31, 2024
Loans & borrowings	10,953	14,966	3,637	5,384	34,940
Lease liabilities	2,931	3,657	1,601	236	8,425
Trade payables	23,348	—	—	—	23,348
Other liabilities	503	—	—	—	503
Total	37,735	18,623	5,238	5,620	67,216

	Less than 1			More than 5
	year	2 to 3 years	4-5 years	years	Total
At December 31, 2023
Loans & borrowings	23,858	19,668	8,257	7,084	58,867
Lease liabilities	2,895	3,010	1,951	876	8,732
Trade payables	21,196	—	—	—	21,196
Other current liabilities	650	315	—	—	965
Total	48,599	22,993	10,208	7,960	89,760

Schedule of aging of trade receivables

			Less than 30				More than
in 000€	Total	Non-due	days	31-60 days	61-90 days	91-180 days	181 days
December 31, 2025	54,398	24,317	13,086	9,494	4,922	2,367	752
December 31, 2024	53,052	41,934	6,683	1,294	825	2,058	258
December 31, 2023	52,698	41,895	7,053	1,213	983	935	619